Revenue and Accounts Receivable - Schedule of Revenue by Payor Type (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues By Payer Type [Line Items]
Revenue	$ 1,831,649	$ 1,148,475	$ 3,050,316	$ 1,983,227	$ 4,301,563	$ 3,019,407	$ 2,521,579
Medicare [Member]
Revenues By Payer Type [Line Items]
Revenue	151,052	269,838	408,115	408,605	753,248	717,661	605,776
Direct bill (including clinical trials clients) [Member]
Revenues By Payer Type [Line Items]
Revenue	1,226,852	344,115	1,738,199	684,247	1,594,509	350,290	408,356
Grants and royalty [Member]
Revenues By Payer Type [Line Items]
Revenue		184,500		195,000	556,940	315,195	110,000
Insurance carrier and all others [Member]
Revenues By Payer Type [Line Items]
Revenue	$ 453,745	$ 350,022	$ 904,002	$ 695,375	$ 1,396,866	$ 1,636,261	$ 1,397,447